Property and equipment (Schedule of Property and Equipment Net Book Value) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 2,830	$ 2,883	$ 563
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	4,488	4,032
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,658)	(1,149)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	167	96	66
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	456	275
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(289)	(179)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	147	163	27
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	212	194
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(65)	(31)
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	666	558	459
Laboratory equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,588	1,346
Laboratory equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(922)	(788)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,173	1,323
Right-of-use assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,417	1,417
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(244)	(94)
Leasehold improvements and leased premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	677	743	$ 11
Leasehold improvements and leased premises [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	815	800
Leasehold improvements and leased premises [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ (138)	$ (57)